Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,360,918	$ 623,603	¥ 3,822,339
Restricted cash	11,143	1,593	8,696
Short-term investments (including short-term investments measured at fair value of RMB285,202 and RMB268,212 as of December 31, 2024 and 2025, respectively)	657,563	94,030	1,274,609
Accounts receivable, net of allowance for credit losses of RMB17,199 and RMB12,009 as of December 31, 2024 and 2025, respectively	420,132	60,078	473,490
Amounts due from related parties, net of allowance for credit losses of RMB7,484 and RMB8,168 as of December 31, 2024 and 2025, respectively	¥ 596,800	$ 85,341	¥ 499,524
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Affiliated Entity	Affiliated Entity	Affiliated Entity
Loan receivables, net of allowance for credit losses of RMB74,059 and RMB79,570 as of December 31, 2024 and 2025, respectively	¥ 112,416	$ 16,075	¥ 169,108
Other current assets	201,573	28,827	226,965
Total current assets	6,360,545	909,547	6,474,731
Long-term investments (including long-term investments measured at fair value of RMB703,246 and RMB790,748 as of December 31, 2024 and 2025, respectively)	1,172,012	167,595	971,099
Investment in affiliates	1,326,131	189,634	1,373,156
Property and equipment, net	2,356,440	336,966	2,382,247
Operating lease right-of-use assets	103,027	14,733	121,115
Deferred tax assets	310,287	44,370	319,206
Other non-current assets, net of allowance for credit losses of 13,431 and nil as of December 31, 2024 and 2025, respectively	112,492	16,086	137,291
Total Assets	11,740,934	1,678,931	11,778,845
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	407,558	58,280	412,730
Income tax payable	147,510	21,094	63,892
Deferred revenues	54,398	7,779	72,259
Contingent liabilities	505,496	72,285	476,107
Other current liabilities	312,240	44,650	404,288
Total current liabilities	1,427,202	204,088	1,429,276
Deferred tax liabilities	263,608	37,695	246,093
Operating lease liabilities, non-current	60,344	8,629	75,725
Other non-current liabilities	6,820	975	15,011
Total Liabilities	1,757,974	251,387	1,766,105
Contingencies
Shareholders' equity:
Ordinary shares1: 1,000,000,000 ordinary shares authorized (US$0.00005 par value), 335,153,359 shares issued and 330,393,534 shares outstanding as of December 31, 2024 and 1,000,000,000 ordinary shares authorized (US$0.00005 par value), 335,258,287 shares issued and 333,370,340 shares outstanding as of December 31, 2025	113	16	113
Treasury Stock	(4,102)	(587)	(53,345)
Additional paid-in capital	3,973,997	568,274	3,907,992
Retained earnings	5,815,092	831,547	5,904,540
Accumulated other comprehensive income	41,751	5,970	186,548
Total Noah Holdings Limited shareholders' equity	9,826,851	1,405,220	9,945,848
Non-controlling interests	156,109	22,324	66,892
Total Shareholders' Equity	9,982,960	1,427,544	10,012,740
Total Liabilities and Equity	¥ 11,740,934	$ 1,678,931	¥ 11,778,845